Cash and Cash Equivalents	12 Months Ended
Jun. 30, 2022
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
Note 7 – Cash and Cash Equivalents

	June 30, 2022 $’000	June 30, 2021 $’000
Cash and cash equivalents	70,753	6,157

Cash and cash equivalents represent cash held with financial institutions. Under the $90.0 million CIGNA Refinance Loan agreement disclosed in Note 14, the Group is required to maintain a Liquidity Reserve that is no less than $65.0 million. As disclosed in Note 29, the Liquidity Reserve requirement was reduced from $65.0 million to $25 million pursuant to the First Amendment Deed on July 13, 2022.